Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,008,835.41
Previously Paid Amount	0
Total Fee Amount	415.53
Total Offset Amount	0
Net Fee	$ 415.53